REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Company's Revenue Disaggregated by Primary Revenue

The following table presents the Company’s revenue disaggregated by primary revenue sources for the three months ended March 31, 2020 and 2021 (in thousands):

	Three Months Ended March 31, 2020
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$122,814	$216,649	$—	$339,463
Media production, distribution and content	2,136	75,898	69,741	147,775
Events and performance	107,217	376,229	—	483,446
Talent representation and licensing	—	—	147,977	147,977
Marketing	—	—	75,016	75,016
Eliminations	—	—	—	(3,280)

Total	$232,167	$668,776	$292,734	$1,190,397

	Three Months Ended March 31, 2021
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$177,653	$323,126	$—	$500,779
Media production, distribution and content	2,187	84,713	58,923	145,823
Events and performance	103,641	131,771	—	235,412
Talent representation and licensing	—	—	146,745	146,745
Marketing	—	—	43,241	43,241
Eliminations	—	—	—	(2,418)

Total	$283,481	$539,610	$248,909	$1,069,582

The following table presents the Company’s revenue disaggregated by primary revenue sources for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	Year Ended December 31, 2018
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$264,380	$642,881	$—	$907,261
Media production, distribution and content	5,768	255,433	284,358	545,559
Events and performance	502,584	652,908	—	1,155,492
Talent representation and licensing	—	—	745,221	745,221
Marketing	—	—	276,550	276,550
Eliminations	—	—	—	(16,605)

Total	$772,732	$1,551,222	$1,306,129	$3,613,478

	Year Ended December 31, 2019
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$542,406	$945,741	$—	$1,488,147
Media production, distribution and content	7,136	327,268	524,852	859,256
Events and performance	386,223	711,212	—	1,097,435
Talent representation and licensing	—	—	814,024	814,024
Marketing	—	—	334,920	334,920
Eliminations	—	—	—	(22,812)

Total	$935,765	$1,984,221	$1,673,796	$4,570,970

	Year Ended December 31, 2020
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$555,124	$785,374	$—	$1,340,498
Media production, distribution and content	5,956	259,939	278,735	544,630
Events and performance	391,544	548,196	—	939,740
Talent representation and licensing	—	—	474,704	474,704
Marketing	—	—	190,434	190,434
Eliminations	—	—	—	(11,263)

Total	$952,624	$1,593,509	$943,873	$3,478,743

Summary of Transaction Price Related to These Future Obligation

The transaction price related to these future obligations does not include any variable consideration.

Years Ending December 31,
Remainder of 2021	$1,364,986
2022	1,390,232
2023	1,221,096
2024	952,052
2025	886,359
Thereafter	538,440

$6,353,165

The transaction price related to these future obligations does not include any variable consideration.

Years Ending December 31,
2021	$1,637,847
2022	1,092,746
2023	926,153
2024	827,994
2025	787,487
Thereafter	469,093

$5,741,320

Summary of Company's Contract Liabilities

The following table presents the Company’s contract liabilities as of December 31, 2020 and March 31, 2021 (in thousands):

Description	December 31, 2020	Additions	Deductions	Foreign Exchange	March 31, 2021
Deferred revenue - current	$606,530	$436,449	$(384,859)	$2,149	$660,269
Deferred revenue - noncurrent	$19,437	$2,503	$1,257	$—	$23,197

The following table presents the Company’s contract liabilities as of December 31, 2019 and 2020 (in thousands):

Description	Balance at Beginning of Year	Additions	Deductions	Acquisitions	Foreign Exchange	Balance at End of Year
Deferred revenue—current	$453,819	$1,798,598	$(1,837,289)	$175,790	$15,612	$606,530
Deferred revenue—noncurrent	$7,198	$12,483	$(190)	$—	$(54)	$19,437